Consolidated Statements of Shareholders' Deficit - CAD ($)	Total	Common Shares	Accumulated Other Comprehensive Income - Foreign Currency Translation	Common Shares Issuable	Reserves	Deficit	Total Shareholders Deficit	Non-Controlling Interest
Balance, shares at Jan. 31, 2023		90,103,873
Balance, amount at Jan. 31, 2023	$ (7,533,470)	$ 76,571,515	$ 231,003	$ 74,000	$ 24,581,942	$ (112,186,681)	$ (10,728,221)	$ 3,194,751
Statement [Line Items]
Common shares issued for cash (Notes 8(k), 8(l), 8(m), 8(n) and 8(o)), shares		25,721,429
Common shares issued for cash (Notes 8(k), 8(l), 8(m), 8(n) and 8(o)), amount	2,180,506	$ 1,888,075	0	(74,000)	438,621	0	2,252,696	(72,190)
Equity component of convertible debentures (Note 5)	60,385	0	0	0	60,385	0	60,385	0
Share-based payments (Notes 11 and 14)	500,263	0	0	0	500,263	0	500,263	0
Foreign currency translation adjustment of foreign operations	(4,941)	0	(4,612)	0	0	0	(4,612)	(329)
Net loss	(2,898,510)	0	0	0	0	(2,889,032)	(2,889,032)	(9,478)
Balance, amount at Jan. 31, 2024	(7,695,767)	$ 78,459,590	226,391	0	25,581,211	(115,075,713)	(10,808,521)	3,112,754
Balance, shares at Jan. 31, 2024		115,825,302
Statement [Line Items]
Common shares issued for cash (Notes 8(k), 8(l), 8(m), 8(n) and 8(o)), shares		7,050,000
Common shares issued for cash (Notes 8(k), 8(l), 8(m), 8(n) and 8(o)), amount	705,000	$ 705,000	0	0	0	0	705,000	0
Equity component of convertible debentures (Note 5)	292,219	0	0	0	292,219	0	292,219	0
Share-based payments (Notes 11 and 14)	2,049,925	0	0	0	2,049,925	0	2,049,925	0
Foreign currency translation adjustment of foreign operations	(30,584)	0	(30,566)	0	0	0	(30,566)	(18)
Net loss	(3,621,884)	0	0	0	0	(3,520,288)	(3,520,288)	(101,596)
Subscriptions received (Notes 8(j) and 12)	63,340	$ 0	0	43,100	0	0	43,100	20,240
Settlement of accounts payable and due to related parties (Notes 8(e), 12 and 14), shares		218,750
Settlement of accounts payable and due to related parties (Notes 8(e), 12 and 14), amount	303,688	$ 19,688	0	0	0	0	19,688	284,000
Deferred tax on equity component of convertible debentures	0	78,900	0	0	(78,900)	0	0	0
Warrants granted as issue costs for convertible debentures (Notes 5(b), 5(c) and 5(e))	14,606	$ 0	0	0	14,606	0	14,606	0
Common shares issued for conversion of debentures (Notes 5(b), 5(c), 5(d), 5(f), 8(f) and 14), shares		6,669,041
Common shares issued for conversion of debentures (Notes 5(b), 5(c), 5(d), 5(f), 8(f) and 14), amount	557,308	$ 702,180	0	0	(144,872)	0	557,308	0
Common shares returned and cancelled (Note 8(i)), shares		(189,708)
Common shares returned and cancelled (Note 8(i)), amount	0	$ 0	0	0	0	0	0	0
Balance, amount at Jan. 31, 2025	(7,362,149)	$ 79,965,358	195,825	43,100	27,714,189	(118,596,001)	(10,677,529)	3,315,380
Balance, shares at Jan. 31, 2025		129,573,385
Statement [Line Items]
Share-based payments (Notes 11 and 14)	169,752	$ 0	0	0	169,752	0	169,752	0
Foreign currency translation adjustment of foreign operations	5,092	0	5,368	0	0	0	5,368	(276)
Net loss	(1,512,918)	0	0	0	0	(1,495,492)	(1,495,492)	(17,426)
Subscriptions received (Notes 8(j) and 12)	198,191	$ 0	0	198,191	0	0	198,191	0
Settlement of accounts payable and due to related parties (Notes 8(e), 12 and 14), shares		14,999,303
Settlement of accounts payable and due to related parties (Notes 8(e), 12 and 14), amount	1,349,937	$ 1,349,937	0	0	0	0	1,349,937	0
Exercise of warrants (Note 8(b)), shares		250,000
Exercise of warrants (Note 8(b)), amount	25,000	$ 27,348	0	0	(2,348)	0	25,000	0
Common shares and warrants issued for conversion of debentures (Notes 5(a), 5(c), 5(d), 8(a) and 14), shares		7,073,987
Common shares and warrants issued for conversion of debentures (Notes 5(a), 5(c), 5(d), 8(a) and 14), amount	640,715	$ 619,691	0	0	21,024	0	640,715	0
Balance, amount at Jan. 31, 2026	$ (6,486,380)	$ 81,962,334	$ 201,193	$ 241,291	$ 27,902,617	$ (120,091,493)	$ (9,784,058)	$ 3,297,678
Balance, shares at Jan. 31, 2026		151,896,675